Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Equity [Abstract]
Stockholders' Equity

NOTE 6 - STOCKHOLDERS’ EQUITY

Authorized Shares

The Company’s Amended and Restated Certificate of Incorporation authorizes the issuance of up to 225,000,000 shares of common stock, $0.001 par value per share, and 15,000,000 shares of preferred stock, $0.001 par value per share, of which 9,500, 6,000 and 1,880 shares are designated for Series A, B and C, respectively.

All common share amounts and per share amounts were retroactively restated to reflect a 1-for-10 reverse stock split that was effective March 23, 2018.

As of September 30, 2019, the Company had 9,926,956 shares of common stock, 4,080 shares of Series A convertible preferred stock, 1,850 shares of Series B convertible preferred stock and 240 shares of Series C convertible preferred stock issued and outstanding. Each share of the Company’s common stock is entitled to one vote, and all shares rank equally as to voting and other matters. Each share of Series A preferred stock is convertible by the holder at $4.00 per share, subject to adjustment for stock splits, stock dividends, subsequent rights offerings, pro rata distributions, and fundamental transactions. Each share of Series B preferred stock is convertible by the holder at $1.30 per share, subject to customary adjustment in the event of future stock dividends and stock splits. Each share of Series C preferred stock is convertible by the holder at $1.64 per share, subject to customary adjustment in the event of future stock dividends and stock splits. Holders are entitled to receive, and the Company shall pay, dividends on outstanding shares of Series A, Series B and Series C preferred stock, on an as-if-converted-to-common-stock basis, equal to and in the same form as dividends actually paid on outstanding common shares when, as and if such dividends are paid on outstanding common shares. Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, the holders of Series A, Series B and Series C preferred stock shall be entitled to receive out of the assets of the Company, whether capital or surplus, the same amount that a holder of common stock would receive if the Series A, Series B and Series C preferred stock were fully converted to common stock, which amounts shall be paid pari passu with all common stockholders. Holders of Series A, Series B and Series C preferred stock have no voting rights. However, as long as any shares of Series A, Series B and Series C preferred stock are outstanding, the Company may not, without the affirmative vote of the holders of a majority of the then outstanding shares of Series A, Series B and Series C preferred stock, (a) alter or change adversely the powers, preferences or rights given to the Series A, Series B and Series C preferred stock or alter or amend the applicable Certificate of Designation, (b) amend the Company’s certificate of incorporation or other charter documents in any manner that adversely affects any rights of the holders of Series A, Series B and Series C preferred stock, (c) increase the number of authorized shares of Series A, Series B and Series C preferred stock, or (d) enter into any agreement with respect to any of the foregoing.

Aspire Capital Common Stock Purchase Agreement

On May 4, 2017, the Company entered into a common stock purchase agreement with Aspire Capital Fund, LLC (“Aspire Capital”), which the Company and Aspire amended and restated on March 29, 2019 and July 23, 2019 (as amended and restated, the “Aspire Purchase Agreement”). The Aspire Purchase Agreement was amended and restated to adjust certain provisions of the agreement to improve the Company’s access to funding under the agreement. The Aspire Purchase Agreement provides access to the Company of up to an aggregate of $6.5 million in proceeds through the sale of shares of its common stock through March 31, 2021.

Under the Aspire Purchase Agreement, as amended, on any trading day the Company selects, it has the right, in its sole discretion, to present Aspire Capital with a purchase notice (each, a “Purchase Notice”), directing Aspire Capital (as principal) to purchase up to 100,000 shares of its common stock per trading day for up to an aggregate of $6,500,000 of its common stock, at a per share price (the “Purchase Price”) equal to the lesser of: (i) the lowest sale price of the Company’s common stock on the sale date, or (ii) the arithmetic average of the three lowest closing sale prices for the Company’s common stock during the ten (10) consecutive trading days ending on the trading day immediately preceding the sale date. The aggregate purchase price payable by Aspire Capital on any one purchase date cannot exceed $500,000. In addition, on any date on which the Company submits a Purchase Notice to Aspire Capital in an amount of at least 100,000 shares and its stock price is not less than $0.25 per share, the Company can also, in its sole discretion, present Aspire Capital with a volume-weighted average price purchase notice (each, a “VWAP Purchase Notice”) directing Aspire Capital to purchase an amount of its common stock equal to up to 30% of the aggregate shares of the Company’s common stock traded on its principal market on the next trading day (the “VWAP Purchase Date”), as determined by the Company. Under the terms of the Aspire Purchase Agreement, the number of shares that can be sold pursuant to Aspire Capital is limited to 1,807,562 (the “Exchange Cap”), which represented 19.99% of the Company’s outstanding shares of common stock as of March 29, 2019, the date the agreement was first amended and restated, unless stockholder approval or an exception pursuant to the rules of the Nasdaq Capital Market was obtained to issue more than 19.99%. This limitation would not apply if, at any time the Exchange Cap was reached and at all times thereafter, the average price paid for all shares issued under the Aspire Purchase Agreement was equal to or greater than $0.86 (the “Minimum Price”), which was the closing price of the Company’s common stock immediately preceding the signing of the agreement. As of September 30, 2019, no shares of common stock have been sold or issued to Aspire Capital under the Aspire Purchase Agreement.

NOTE 6— STOCKHOLDERS’ EQUITY

Authorized Shares

In September 2017, the Company amended its Amended and Restated Certificate of Incorporation to authorize the issuance of up to 225,000,000 shares of common stock, $0.001 par value per share, and 15,000,000 shares of preferred stock, $0.001 par value per share.

All common share amounts and per share amounts were retroactively restated to reflect a 1-for-10 reverse stock split that was effective March 23, 2018.

As of December 31, 2018, the Company had 6,036,562 shares of common stock, 4,080 shares of Series A convertible preferred stock, 5,608 shares of Series B convertible preferred stock and 1,880 shares of Series C convertible preferred stock issued and outstanding. Each share of the Company’s common stock is entitled to one vote, and all shares rank equally as to voting and other matters. Each share of Series A preferred stock is convertible by the holder at $4.00 per share; subject to adjustment for stock splits, stock dividends, subsequent rights offerings, pro rata distributions, and fundamental transactions. Each share of Series B preferred stock is convertible by the holder at $1.30 per share; subject to customary adjustment in the event of future stock dividends and stock splits. Each share of Series C preferred stock is convertible by the holder at $1.64 per share; subject to customary adjustment in the event of future stock dividends and stock splits. Holders are entitled to receive, and the Company shall pay, dividends on outstanding shares of Series A preferred stock, on an as-if-converted-to-common-stock basis, equal to and in the same form as dividends actually paid on outstanding common shares when, as and if such dividends are paid on outstanding common shares. Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, the holders of Series A, Series B and Series C preferred stock shall be entitled to receive out of the assets, whether capital or surplus, of the Company the same amount that a holder of common stock would receive if the Series A, Series B and Series C preferred stock were fully converted to common stock, which amounts shall be paid pari passu with all common stockholders. Holders of Series A, Series B and Series C preferred stock have no voting rights. However, as long as any shares of Series A, Series B and Series C preferred stock are outstanding, the Company shall not, without the affirmative vote of the holders of a majority of the then outstanding shares of Series A, Series B and Series C preferred stock, (a) alter or change adversely the powers, preferences or rights given to the Series A, Series B and Series C preferred stock or alter or amend the applicable Certificate of Designation, (b) amend the Company’s certificate of incorporation or other charter documents in any manner that adversely affects any rights of the holders of Series A, Series B and Series C preferred stock, (c) increase the number of authorized shares of Series A, Series B and Series C preferred stock, or (d) enter into any agreement with respect to any of the foregoing.

Aspire Capital Common Stock Purchase Agreement

On May 4, 2017, the Company entered into a common stock purchase agreement with Aspire Capital Fund, LLC (“Aspire Capital”), which the Company and Aspire amended and restated on March 29, 2019 (as amended and restated, the “Aspire Purchase Agreement”). The Aspire Purchase Agreement was amended and restated to adjust certain provisions to improve the Company’s access to funding under the agreement. The Company was not required to pay a commitment fee to Aspire Capital to affect the amendment to the Aspire Purchase Agreement. The Company has not made any sales to Aspire under the Aspire Purchase Agreement as of March 29, 2019. The Aspire Purchase Agreement provides access to the Company of up to an aggregate of $6.5 million in proceeds through the sale of shares of its common stock through March 31, 2021.

Under the Aspire Purchase Agreement, as amended, on any trading day the Company selects, it has the right, in its sole discretion, to present Aspire Capital with a purchase notice (each, a “Purchase Notice”), directing Aspire Capital (as principal) to purchase up to 100,000 shares of its common stock per trading day (which could be increased by as much as an additional 2,000,000 shares per trading day by mutual agreement), up to an aggregate of $6,500,000 of its common stock, at a per share price (the “Purchase Price”) equal to the lesser of: (i) the lowest sale price of the Company’s common stock on the sale date, or (ii) the arithmetic average of the three lowest closing sale prices for the Company’s common stock during the ten (10) consecutive trading days ending on the trading day immediately preceding the sale date. The aggregate purchase price payable by Aspire Capital on any one purchase date cannot exceed $500,000, unless otherwise mutually agreed. In addition, on any date on which the Company submits a Purchase Notice to Aspire Capital in an amount of at least 100,000 shares and its stock price is not less than $0.25 per share, the Company can also, in its sole discretion, present Aspire Capital with a volume-weighted average price purchase notice (each, a “VWAP Purchase Notice”) directing Aspire Capital to purchase an amount of its common stock equal to up to 30% of the aggregate shares of the Company’s common stock traded on its principal market on the next trading day (the “VWAP Purchase Date”), as determined by the Company. Under the terms of the Aspire Purchase Agreement, the number of shares that can be sold pursuant to Aspire Capital is limited to 1,807,562 (the “Exchange Cap”), which represented 19.99% of the Company’s outstanding shares of common stock as of March 29, 2019, the date the agreement was amended and restated, unless stockholder approval or an exception pursuant to the rules of the NASDAQ Capital Market was obtained to issue more than 19.99%. This limitation would not apply if, at any time the Exchange Cap was reached and at all times thereafter, the average price paid for all shares issued under the Aspire Purchase Agreement was equal to or greater than $0.86 (the “Minimum Price”), which was the closing price of eth Company’s common stock immediately preceding the signing of the agreement. As of March 29, 2019, no shares of common stock have been sold or issued to Aspire Capital under the Aspire Purchase Agreement since May 5, 2017.

October 2017 Public Offering

On October 3, 2017, the Company closed a public offering, selling an aggregate of (i) 3,455,000 Class A Units consisting of 3,455,000 shares of the Company’s common stock and warrants to purchase 3,455,000 shares of the Company’s common stock at a public offering price of $4.00 per unit, and (ii) 9,180 Class B Units consisting of 9,180 shares of Series A convertible preferred stock, with a stated value of $1,000 per unit, and convertible into an aggregate of 2,295,000 shares of the Company’s common stock, and warrants to purchase an aggregate of 2,295,000 shares of the Company’s common stock. The securities were offered by the Company pursuant to a registration statement filed with the SEC that was declared effective on September 28, 2017. The final prospectus relating to the offering was filed with the SEC on October 2, 2017.

The warrants initially had an exercise price of $4.40, were exercisable upon issuance and expire five years from the date of issuance. The warrant agreements provide for an adjustment to the number of common shares issuable under the warrants and/or adjustment to the exercise price, including but not limited to, if: (a) the Company issues shares of common stock as a dividend or distribution to holders of its common stock; (b) the Company subdivides or combines its common stock; or (c) the Company issues new securities at a price less than the exercise price of the warrants. In November 2018, the Company closed a private placement (“PIPE financing”) at a price per share below the exercise price of the warrants resulting in an adjustment of their exercise price from $4.40 to $1.30. In accordance with ASC 2017-11, the Company treated the value of the effect of this down round as a deemed dividend of $1.6 million recognized on the closing date and recorded as a reduction of income available to common stockholders in computing basic and diluted loss per share.

The Company granted the underwriters a 45-day option to purchase an additional 862,500 shares of the Company’s common stock and/or warrants to purchase an additional 862,500 shares of the Company’s common stock. At the closing of the offering, the underwriters exercised their over-allotment option for warrants to purchase 297,500 shares of the Company’s common stock.

Aggregate gross proceeds to the Company from the public offering were approximately $23.0 million. The Company paid underwriting discounts and commissions of approximately $1.6 million in connection with the offering, and approximately $0.4 million of other expenses in connection with the offering.

The Company early adopted the provisions of ASU 2017-11 in recognizing the warrants. As a result, the exercise price reset provisions were excluded from the assessment of whether the warrants are considered indexed to the Company’s own stock. The warrants otherwise meet the requirements for equity classification, and as such were initially classified in Stockholders’ Equity. The Company will recognize the value of the exercise price reset provision if and when it becomes triggered, by recognizing the value of the effect of the exercise price reset as a deemed dividend and a reduction of income available to common stockholders in computing basic earnings per share.

The proceeds received in the October 2017 Public Offering were allocated to each instrument on a relative fair value basis. Total proceeds of $23.0 million were allocated as follows: $10.1 million to warrants issued, $7.8 million to Common Stock, and $5.1 million to Series A convertible preferred stock. The allocation resulted in an effective conversion price for the Series A preferred stock that was below the quoted market price of the Company’s common stock on the closing date. As such, the Company recognized a beneficial conversion feature equal to the intrinsic value of the conversion feature on the closing date, resulting in a deemed dividend for the Series A convertible preferred stock of approximately $3.1 million recognized on the closing date.

In the nine-month period ended September 30, 2018, holders of 3,180 shares of Series A convertible preferred stock converted their shares of preferred stock into an aggregate of 795,000 shares of common stock at the stated conversion price of $4.00 per share

November 2018 Private Placement Financing

On November 5, 2018, the Company closed a PIPE financing with certain institutional investors, a key vendor and a member of its board of directors. Net proceeds from the PIPE financing were approximately $5.5 million, after deducting placement agent fees and other offering expenses. The securities sold by the Company consisted of 6,000 shares of a newly designated class of Series B convertible preferred stock of the Company, with a stated value of $1,000 per share and an initial conversion price per share of $1.30 (subject to customary adjustment for stock dividends and stock splits) and warrants to purchase an aggregate of 2,307,685 shares of the Company’s common stock. Each investor received a warrant to purchase a number of shares of common stock equal to one half the number of shares of common stock into which their Series B convertible preferred stock is initially convertible. The warrants are exercisable immediately for a five-year period and have an exercise price of $1.30 per share (subject to customary adjustment for stock dividends and stock splits but without the down-round protective provisions of previously issued warrants). The proceeds received in the PIPE financing were allocated to each instrument on a relative fair value basis. Total proceeds of $6.0 million were allocated as follows: $1.4 million to warrants issued and $4.6 million to Series B convertible preferred stock. The allocation resulted in an effective conversion price for the Series B preferred stock that was below the quoted market price of the Company’s common stock on the closing date. As such, the issuance was considered a beneficial conversion feature equal to the intrinsic value of the conversion feature on the closing date, resulting in a deemed dividend for the Series B convertible preferred stock of approximately $0.7 million, recognized on the closing date and recorded as a reduction of income available to common stockholders in computing basic and diluted loss per share.

Certain investors in the PIPE financing who at the time of closing of the PIPE financing owned shares of the Company’s Series A convertible preferred stock, exchanged, on a 1 for 1 share basis, their shares of Series A convertible preferred stock for shares of a newly designated class of Series C convertible preferred stock of the Company, with a stated value of $1,000 per share and convertible into shares of the Company’s common stock at an initial conversion price per share of $1.64 (subject to customary adjustment for stock dividends and stock splits), (“the Exchange”). As the Series A convertible preferred stock contained a beneficial conversion feature, the Exchange was considered an extinguishment equal to the excess of (a) the fair value of the consideration transferred to the holders of the Series A convertible preferred stock over (b) the carrying amount of the Series A convertible preferred stock on the Company’s balance sheet plus (c) the amount previously recognized for the beneficial conversion feature, or approximately $0.2 million, which was recognized on the closing date and recorded as a reduction of income available to common stockholders in computing basic and diluted loss per share.